Performance Management - Xtrackers Municipal Infrastructure Revenue Bond Active ETF	May 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to market performance as measured by one or more indexes. The fund’s average annual total returns are compared to a required broad-based securities market index and may also be compared to a more narrowly based index that the Advisor believes more closely aligns with the fund’s investment strategy. Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to Xtrackers.com (the website does not form a part of this prospectus) or call the telephone number included in this prospectus.Prior to August 4, 2026, the fund operated with a different investment strategy. The fund operated as a passive ETF that tracked the Solactive Municipal Infrastructure Revenue Bond Index. Fund returns prior to August 4, 2026 reflect fund returns when it was tracking the Solactive Municipal Infrastructure Revenue Bond Index. Performance information for the Solactive Municipal Infrastructure Revenue Bond Index is included in the Average Annual Total Returns table below for informational purposes.
Performance Past Does Not Indicate Future [Text]	 Past performance may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to market performance as measured by one or more indexes. The fund’s average annual total returns are compared to a required broad-based securities market index and may also be compared to a more narrowly based index that the Advisor believes more closely aligns with the fund’s investment strategy.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS(%)
Bar Chart Closing [Text Block]	ReturnsPeriod endingBest Quarter10.13December 31, 2023Worst Quarter-8.56March 31, 2022Year-to-Date3.34June 30, 2026
Performance Table Heading	Average Annual Total Returns <br/>(For periods ended 12/31/2025 expressed as a %)
Performance Table Narrative	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold shares of the fund in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employee-sponsored retirement plans.
Performance Table Market Index Changed	Prior to August 4, 2026, the fund tracked the Solactive Municipal Infrastructure Revenue Bond Index.
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold shares of the fund in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	Prior to August 4, 2026, the fund tracked the Solactive Municipal Infrastructure Revenue Bond Index.
Performance Availability Website Address [Text]	Xtrackers.com
Xtrackers Municipal Infrastructure Revenue Bond ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	3.34%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.13%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.56%)
Lowest Quarterly Return, Date	Mar. 31, 2022